Investments in Non-consolidated Affiliates	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Non-consolidated Affiliates
Note 11. Investments in Non-consolidated Affiliates
Investments in non-consolidated affiliates
is comprised of our interests in partially-owned affiliates of which our ownership percentages range from 25% to 40% as of December 31, 2021. We do not control these affiliates but have the ability to exercise significant influence over their operating and financial policies. We account for them using the equity method of accounting.
In July 2021,
the Company entered into two joint ventures in the People’s Republic of China. Hyzon China partnered with Jiushuang Tiancheng Motors Service Ltd. (“JSTC”) to form Jiushuang-Hyzon Motor Services, Ltd. (“JSYS”) and partnered with Jiushuang Suda Logistics Ltd. (“JSSD”) to form Jiushuang-Hyzon Logistics, Ltd. (“JSHYS”), (collectively, “Jiushuang JVs”). Jiushuang JVs were established for the purpose of promoting the commercial operation of fuel cell vehicles in the Shanghai, China market. JSYS will be focused on operation of fuel cell buses and JSHYS will be focused on the operation of fuel cell logistics vehicles. The Company’s direct ownership interest in the non-consolidated joint ventures JSYS and JSHYS are 40% and 25%, respectively.
We recognize the Company’s equity in earnings (losses) for Jiushuang JVs on a quarter lag. Accordingly, the Company recognized the Company’s share of Jiushuang JV’s earnings (losses) for the period, inception through September 30, 2021 in the year ended December 31, 2021 results. As of September 30, 2021, the joint ventures had no business activity. The Company will recognize the Company’s share of Jiushuang JV’s earnings (losses) for the period, from October through December 2021 in the quarter ended March 31, 2022 results.